Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (12,700)	$ (555)
Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(12,700)
Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	2,228
Derivative Liabilities, Fair Value		(555)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(6,400)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Deferred Credits and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(6,300)
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	1,856
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(553)
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	372
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		$ (2)